INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

Cayman Islands

The Company’s parent entity, In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands. HHEG Cayman is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2022 and 2021.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, HGSL and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as HGSL and HGCL had no taxable income for the years ended December 31, 2022 and 2021.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the years ended December 31, 2022 and 2021.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

ZDSE, HHMT and SJMC enjoy a preferential tax rate of 2.5% for the years ended December 31, 2022 and 10% for the year ended December 31, 2021.

Income tax expense (benefits)

	2022	2021
Current tax expense	$14,925	$9,024
Deferred tax expense (benefits)	-	-
	$14,925	$9,024

Income taxes of ZDSE, JEMT, HHMT and SJMC are accrued at the tax rate of 2.5%. The deferred income tax assets of ZDSE are calculated according to the preferential tax rate of 5% for the years ended December, 2022.

	2022	2021
Loss before tax	$(268,351)	$(104,472)
Tax (credit) calculated at statutory tax rate (25%)	(67,087)	(26,118)
Valuation allowance	82,012	35,142
	$14,925	$9,024

The Company’s other subsidiaries have not recognized deferred income tax assets as of December 31, 2022 and 2021.